Summary of significant accounting policies - Security deposits (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Summary of significant accounting policies
Allowance for the doubtful accounts	$ 2,582,761	$ 0
Security deposits
Summary of significant accounting policies
Allowance for the doubtful accounts	$ 691,099	$ 0